Structured Entities - Summary of Other Unconsolidated Bank-Sponsored Entities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 31,252	$ 31,336	$ 31,034
Unconsolidated bank sponsored entities [member]
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 2,604	$ 2,165